EQUITY (Details 2) (USD $)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Line Items]
Number of shares, Outstanding at beginning of year	80,000
Number of shares, Granted	105,000
Number of shares, Exercised	(15,375)
Number of shares, Forfeited	(4,625)
Number of shares, Warrants outstanding at end of year	165,000
Number of shares, Warrants exercisable at end of year	15,000
Weighted average exercise price, Outstanding at beginning of year	$ 4.37
Weighted average exercise price, Granted	$ 4.81
Weighted average exercise price, Exercised	$ 4.45
Weighted average exercise price, Forfeited	$ 3.91
Weighted average exercise price, Warrants outstanding at end of year	$ 4.65
Weighted average exercise price, Warrants exercisable at end of year	$ 4.38